Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions and Divestitures [Abstract]
Fair value of third party assets acquired and liabilities assumed

	Undisclosed Seller Acquisition	Goodrich Acquisition	Menemsha Acquisition	Other Acquisitions

Oil and gas properties	$36,865	$91,187	$75,114	$80,591
Prepaid expenses and other current assets	--	425	--	--
Revenues payable	--	(875)	--	--
Asset retirement obligations	(321)	(161)	(408)	(4,558)
Accrued liabilities	(83)	(153)	--	--

Total identifiable net assets	$36,461	$90,423	$74,706	$76,033

Oil and gas properties	307,185
Other property and equipment	1,046
Suspense liabilities assumed	(1,659)
Environmental liabilities assumed	(968)
Asset retirement obligations	(3,653)

Total identifiable net assets	301,951

Oil and gas properties	$ 90,351
Other liabilities	(420)
Asset retirement obligations	(4,178)

Total identifiable net assets	$ 85,753

Oil and gas properties	$15,397
Prepaid assets	450
Assumed liabilities	(1,728)

Net purchase price	$14,119

	Moxa Arch Acquisition	Kerry Acquisition	Young Acquisition	Tanos April & December Acquisitions

Oil and gas properties	$63,584	$19,844	$27,810	$79,105
Other property, plant and equipment	--	--	--	250
Accounts receivable	--	--	--	913
Accounts payable	--	--	--	(679)
Asset retirement obligations	(700)	(316)	(966)	(2,630)

Total identifiable net assets	$62,884	$19,528	$26,844	$76,959

Supplemental Pro Forma Information

	For the Year Ended December 31,
	2012	2011
	(In thousands, except per unit amounts)

Revenues	$286,004	$286,351
Net income	58,472	174,138
Basic and diluted earnings per unit	0.53	0.34

	For the Year Ended December 31,
	2011	2010
	(In thousands)

Revenues	$256,658	$196,258
Net income	93,474	36,401

For the Year Ended December 31,
2010
(In thousands)

Revenues	$124,355
Net income	8,841